Net Income per Share (Tables)	12 Months Ended
Sep. 26, 2020
Net Income per Share [Abstract]
Basic and Diluted Net Income per Share
The following tables and discussion provide a reconciliation of the numerator and denominator of the basic and diluted net income per share computations.

(in millions, except per share amounts)	2020	2019	2018
Numerator
Net income attributable to the Company	$559	$404	$496
Denominator
Weighted average common shares outstanding - basic	132.6	131.3	131.4
Dilutive shares	2.5	3.3	3.8
Weighted average common and common equivalent shares outstanding - diluted	135.1	134.6	135.2

Per common share income
Basic	$4.22	$3.08	$3.77
Diluted	$4.14	$3.00	$3.67